Financial Instruments - Summary of Significant Exchange Rates Applied (Detail)	12 Months Ended
	Mar. 31, 2023 ₨ / $	Mar. 31, 2023 ₨ / $ ₨ / د.إ	Mar. 31, 2022 ₨ / $	Mar. 31, 2022 ₨ / $ ₨ / د.إ	Mar. 31, 2023 ₨ / د.إ	Mar. 31, 2022 ₨ / د.إ
Foreign exchange rates [abstract]
Average exchange rate per unit	0.0125	0.0458	0.0134	0.0493
Reporting date rate per unit	0.0122	0.0122	0.0132	0.0132	0.0447	0.0482